Disclosure of detailed information about gain loss on debt extinguishment (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Hodgkinson Equity Corporation (HEC) [Member]
Statement [Line Items]
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 1	$ 2,346
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 2	2,158
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 3	(3,976)
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 4	528
Hodgkinson Ventures Inc. (HVI) [Member]
Statement [Line Items]
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 1	1,043
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 2	960
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 3	(1,613)
Loans From Related Parties Disclosure Of Detailed Information About Gain Loss On Debt Extinguishment 4	$ 390